Related Party Transactions - Additional Information (Detail) - USD ($)		1 Months Ended		2 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jul. 22, 2019	Jul. 22, 2019	May 31, 2019	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 03, 2019
Common Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding							203,750,000		318,425,182	203,750,000
Management fee to affiliate									$ 1,400,000	$ 5,500,000	$ 5,500,000
Revenue from Related Parties									3,900,000	41,800,000	43,000,000
Accounts receivable							$ 7,000,000		0	7,000,000
Loans									2,153,618,000
Topco [Member] | 2014 Topco Acquisition [Member] | New Intercompany Loan Agreement [Member]
Debt Instrument, Face Amount									$ 6,000,000
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Debt instrument, maturity date									Dec. 31, 2023
Board of Directors Chairman [Member]
Revenue from Related Parties									$ 16,400,000	5,400,000
Accounts receivable							100,000		0	100,000
Board of Directors Chairman [Member] | Topco [Member]
Revenue from Related Parties									200,000
Accounts receivable									100,000
Majority-Owned Subsidiary, Unconsolidated
Revenue from Related Parties									19,600,000	21,900,000	$ 23,500,000
Accounts receivable							2,200,000		2,200,000	2,200,000
New Term Loan Facility [Member]
Loans									$ 11,300,000
First Lien Term Loan
Loans							100,200,000			100,200,000
Second Lien Term Loan
Loans							$ 31,100,000			31,100,000
Class A Common Stock
Common Stock, Par or Stated Value Per Share (in Dollars per share)									$ 0.0001
Common stock, shares outstanding									318,425,182
Predecessor Company
Price per share	$ 10.00	$ 10.00			$ 10.00			$ 10.00
Gross proceeds		$ 450,000,000
Description of related party transaction							The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender's discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. To date, the Company had no borrowings under any Working Capital Loan.	The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender's discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. To date, the Company had no borrowings under any Working Capital Loan.
Accounts payable - related party						$ 52,256	$ 127,912	$ 120,116
Administrative support, description							The amount of $67,912 and $60,000 payable under the administrative support agreement. These borrowings are non-interest bearing, unsecured and due on demand.
Expired and the Sponsor forfeited (in Shares)												250,000
Accounts payable					$ 1,500,000			1,500,000
Predecessor Company | Promissory Note [Member]
Debt Instrument, Face Amount					$ 300,000		$ 300,000	$ 300,000		$ 300,000
Predecessor Company | Over-Allotment Option [Member]
Issuance of common stock to sponsor, Shares		5,000,000
Predecessor Company | Private Placement [Member]
Deferred Offering Costs	$ 7,333,333	$ 7,333,333
Price per share	$ 1.50	$ 1.50			$ 1.50		$ 1.50	$ 1.50		$ 1.50
Gross proceeds	$ 11,000,000	$ 11,000,000					$ 11,000,000
Predecessor Company | CP Sponsor and the Advantage Sponsors
Issuance of common stock to sponsor, Shares			25,000
Predecessor Company | CP Sponsor and the Advantage Sponsors | Promissory Note [Member]
Repayment balance		$ 141,636
Predecessor Company | Administrative Support Agreement [Member]
Accounts payable					$ 150,000		60,000	$ 150,000		$ 60,000
Predecessor Company | Administrative Support Agreement [Member] | CP Sponsor and the Advantage Sponsors
Fee for office space utilities and secretarial and administrative support (monthly)							10,000	10,000
Utilities Operating Expense, Other					$ 30,000		$ 60,000	$ 90,000
Predecessor Company | Class B Common Stock
Issuance of common stock to sponsor, Shares			11,500,000	11,500,000			11,500,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding					11,250,000		11,250,000	11,250,000		11,250,000
Predecessor Company | Founder Shares [Member]
Forfeiture of shares							1,500,000	1,500,000
Business Acquisition, Percentage of Voting Interests Acquired					20.00%		20.00%	20.00%		20.00%
Predecessor Company | Founder Shares [Member] | Over-Allotment Option [Member]
Forfeiture of shares		250,000
Predecessor Company | Founder Shares [Member] | CP Sponsor and the Advantage Sponsors
Deferred Offering Costs			$ 25,000				$ 25,000			$ 25,000
Expired and the Sponsor forfeited (in Shares)			25,000
Predecessor Company | Class A Common Stock
Common Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding					2,092,969		1,686,834	2,092,969		1,686,834
Price per share					$ 12.00		$ 12.00	$ 12.00		$ 12.00
Predecessor Company | Class A Common Stock | Private Placement [Member]
Price per share	$ 11.50	$ 11.50			$ 11.50			$ 11.50